Capital and reserves	12 Months Ended
Dec. 31, 2017
Share capital, reserves and other equity interest [Abstract]
Capital and reserves
Capital and reserves

Share capital
The issued share capital of the Company at December 31 consisted of:

	December 31, 2017		December 31, 2016
	Number	CHF	Number	CHF
Common shares with a nominal value of CHF 0.40 each	48,373,890	19,349,556	34,329,704	13,731,881
Total	48,373,890	19,349,556	34,329,704	13,731,881

	Common Shares (Number)
	2017	2016
As of January 1	34,329,704	34,303,891
Common shares issued or for stock options exercises with a
nominal value of CHF 0.40 each
Common shares issued for the follow-on offering with a	14,044,186
nominal value of CHF 0.40 each
Restricted shares issue for bonus purposes	—	25,813
nominal value of CHF 0.40 each
Total, as of December 31	48,373,890	34,329,704

All shares have a nominal value of CHF 0.40 and are fully paid in. As of December 31, 2017, the nominal value of the 48,373,890 issued shares amounted to CHF 19,349,556.00 (as of December 31, 2016, the nominal value of 34,329,704 issued shares amounted to CHF 13,731,881.60).

On October 10, 2017, the Company entered into a purchase agreement (the “Commitment Purchase Agreement”) and a Registration Rights Agreement (the “Registration Rights Agreement”) with Lincoln Park Capital Fund, LLC (“LPC”). Pursuant to the Commitment Purchase Agreement, LPC has agreed to subscribe for up to $13,500,000 of our common shares over the 30-month term of the Commitment Purchase Agreement. Regular purchases may be made from time to time under the Commitment Purchase Agreement subject to certain amount limitations. As of December 31, 2017, the Company has issued an aggregate of 2,300,000 common shares for aggregate proceeds of CHF 1,594,611 ($1,630,415) to LPC pursuant to the Commitment Purchase Agreement. The related transaction cost of CHF 25,701 were recorded in equity.

The transaction costs for obtaining the Commitment Purchase Agreement were recorded as CHF 265,205 in transaction costs in the statement of profit or loss and comprehensive income / (loss). The commitment fee of CHF 290,400 (US$ 300,000) represents the fair value of the right to require LPC to purchase common shares within the Commitment Purchase Agreement. The proportion of the commitment fee CHF 35,073 related to cash received from common shares issued pursuant to the Commitment Purchase Agreement as a percentage of the total contract value of US$ 13.5 million is recognized in equity as if this proportion of the commitment fee was incorporated into the strike price of the option. The remaining portion of the commitment fee of CHF 255,327 was derecognized through transaction costs in the statement of profit and loss and comprehensive income / (loss) as the Commitment Purchase Agreement did not have any significant future value as of December 31, 2017 due the fact that the Commitment Purchase Agreement terminated upon consumption of Merger on March 13, 2018.

Additionally, on October 16, 2017, the Company issued 1,744,186 of its common shares to LPC for aggregate proceeds of CHF 1,446,150 ($1,500,000) pursuant to our effective shelf registration statement on Form F-3. The related transaction cost of CHF 63,056 were recorded in equity.

On February 21, 2017, the Company completed a public offering (the “February 2017 Offering”) of 10,000,000 common shares with a nominal value of CHF 0.40 each and 10,000,000 warrants, each warrant entitling its holder to purchase 0.70 of a common share. The gross proceeds to the Company from the February 2017 Offering were CHF 9,998,305 (US$10,000,000). The Company had transaction costs amounting to CHF 903,919. The transactions costs were recorded as CHF 397,685 in equity for the issuance of the common shares and CHF 506,234 to finance expense in the statement of profit or loss and comprehensive loss for the issuance of the warrants.
On May 20, 2015, the Company completed a public offering of 5,275,000 shares, yielding net proceeds after underwriting discounts of USD 23.6 million (CHF 21.7 million). Offering costs associated with the follow-on amounted to CHF 643,796. Following the offering (and settlement of the employee options mentioned below) there were 34,329,704 common shares of the Company outstanding as of December 31, 2016.
Issuance of common shares with restrictions
For the business year 2015, 25,813 restricted common shares with a nominal value of CHF 0.40 were awarded and issued on January 7, 2016 under the Equity Incentive Plan for the purpose of share based bonus payments. The shares are fully vested on the grant date but remain subject to transfer restrictions for a period until January 7, 2019. The Company recorded a payroll charge of CHF 188,092 in 2015.
Controlled Equity Offering
On June 1, 2016, we entered into a Controlled Equity OfferingSM Sales Agreement (the “Sales Agreement”) with Cantor Fitzgerald & Co. (“Cantor”), pursuant to which we may offer and sell, from time to time common shares, with a nominal value of CHF 0.40 per share, having an aggregate offering price of up to $35 million through Cantor. In 2017, we did not offer or sell any common shares under the Sales Agreement. The Controlled Equity Offering program terminated upon consummation of the Merger on March 13, 2018.
Authorized share capital
On April 13, 2017, the annual general meeting of shareholders revised the provisions related to authorized and contingent capital of the Company and approved an increase and extension of the authorized share capital. As of December 31, 2017, the Company’s authorized capital amounted to CHF 8,860,000 and allowed to Board of Directors, subject to the terms and conditions set forth in the Articles of Association, to issue up to 22,150,000 fully paid registered shares with a nominal value of CHF 0.40 each.
Conditional share capital
The share capital may be increased by the issuance of up to 6,500,000 fully paid registered Common Shares with a nominal value of CHF 0.40 per share and to the maximum amount of CHF 2,600,000 in execution of subscription rights, which may be granted to employees, members of the Board of Directors as well as key service providers (see Note 13 for further reference).
The Company’s share capital may be further increased by the issuance of up to 15,650,000 fully paid registered Common Shares with a nominal value of CHF 0.40 per share and to the maximum amount of CHF 6,260,000 in execution of conversion rights in connection with warrants and convertible bonds of the Company. For the terms of the warrant issued to Hercules, refer to Note 24.